SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation and basis of presentation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances are eliminated upon consolidation. The consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Foreign currency translations and transactions

The Company, GTH, Clear Mind and World Hope’s functional and reporting currency is the United States dollars (“US dollars” or “$”); whereas the Company’s subsidiaries use the primary currency of the economic environment in which their operations are conducted as their functional currency. Basically, Renminbi (“RMB”) is determined to be the functional currency of all PRC subsidiaries; Singapore dollar (“SGD”) is determined to be the functional currency of HAP, CCPL and CEPL; and United Arab Emirates Dirham (“AED”), the Malaysian Ringgit (“MYR”), and Hong Kong dollar (“HKD”) are the functional currencies of CCPL Dubai, CESB, and CSHK, respectively.

The Company translates the assets and liabilities into US dollars using the rate of exchange prevailing at the balance sheet date, and the statements of comprehensive income are translated at average rates during the reporting period. Adjustments resulting from the translation of financial statements from the functional currency into US dollars are recorded in stockholders’ equity as part of accumulated other comprehensive income. Gains or losses resulting from transactions in currencies other than the functional currency are reflected in consolidated statements of comprehensive income for the reporting period.

For the year ended June 30, 2010, 2011 and 2012, the Company recorded foreign exchange gain (loss), net of $86,641, $1,326,011 and ($275,341), respectively.

Business combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. The purchase method accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the statements of comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Acquisition-related costs are recognized as general and administrative expenses in the statements of comprehensive income as incurred.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments that are readily convertible to known amounts of cash with original stated maturities of three months or less are classified as cash equivalents.

Time deposits with original maturities over three months

Time deposits with original maturities over three months consist of deposits placed with financial institutions with original maturity terms of six months or one year.

Restricted cash

Restricted cash consists of the cash deposited in banks pledged for performance guarantees and is not available until these guarantees are expired or cancelled.

Revenue recognition

Integrated solutions contracts

Revenues generated from designing, building, and delivering customized integrated industrial automation systems are recognized over the contractual terms based on the percentage of completion method. The contracts for designing, building, and delivering customized integrated industrial automation systems are legally enforceable binding agreements between the Company and customers. The duration of contracts depends on the contract size and ranges from 6 months to 5 years excluding the warranty period. The majority of the contract duration is longer than one year.

In accordance with ASC Subtopic 605-35, Revenue Recognition - Construction-Type and Production-Type Contracts recognition is based on an estimate of the income earned to date, less income recognized in earlier periods. Revisions in the estimated total costs of integrated contracts are made in the period in which the circumstances requiring the revision become known. Provisions, if any, are made currently for anticipated loss on the uncompleted contracts.

The Company reviews and updates the estimated total costs of integrated solution contracts at least semi-annually. The Company accounts for revisions to contract revenue and estimated total costs of integrated solution contracts, including the impact due to approved change orders, in the period in which the facts that cause the revision become known as changes in estimates. Unapproved change orders are considered claims. Claims are recognized only when it has been awarded by customers. Excluding the impact of change orders, if the estimated total costs of integrated solution contracts, which are revised during the year ended June, 30, 2012, had been used as a basis of recognition of contract revenue since the contract commencement, net income, basic net income per share, and diluted net income per share for the year ended June 30, 2012, would have decreased by $13,109,779, $0.24, and $0.23, respectively. Revisions to estimated total costs for the year ended June 30, 2012 were made in the ordinary course of business.

The Company combines a group of contracts as one project if they are closely related and are, in substance, parts of a single project with an overall profit margin. Whereas, the Company segments a contract into several projects, when they are of different business substance, for example, with different business negotiation, solutions, implementation plans, margins, etc.

Revenue in excess of billings on the contracts is recorded as costs and estimated earnings in excess of billings. Billings in excess of revenues recognized on the contracts are recorded as deferred revenue until the above revenue recognition criteria are met.

The Company generally recognizes 100% of the contractual revenue upon receipt of customer acceptance as the Company estimates that no further major costs will be incurred under a contract, a signed customer acceptance document has been obtained, and the warranty period commences. Revenues are presented net of taxes collected on behalf of the government.

Product sales

Revenue generated from sales of products is recognized when the following four revenue recognition criteria are met (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Inventories

Inventories are composed of raw materials work in progress, purchased and manufactured finished goods and low value consumables. Inventories are accounted for on the “first-in, first-out basis”, and stated at the lower of cost or market.

The Company assesses the lower of cost or market for non-saleable, excess or obsolete inventories based on its periodic review of inventory quantities on hand and the latest forecasts of product demand and production requirements from its customers. The Company writes down inventories for non-saleable, excess or obsolete raw materials, work-in-process and finished goods by charging such write-downs to cost of integrated contracts and/or costs of products sold.

Warranties

Warranties represent a major term under an integrated contract, which will last, in general, for one to three years or otherwise specified in the terms of the contract. The Company accrues warranty liabilities under an integrated contract as a percentage of revenue recognized, which is derived from its historical experience, in order to recognize the warranty cost for an integrated contract throughout the contract period. In addition, the Company estimates whether or not the accrued warranty liabilities are adequate by considering specific conditions that may arise and the number of contracts under warranty period at each reporting date. The Company adjusts the accrued warranty liabilities in line with the results of its assessment.

Accounts receivable and costs and estimated earnings in excess of billings

Performance of the integrated contracts often will extend over long periods and the Company’s right to receive payments depends on its performance in accordance with the contractual agreements. Billings are rendered based on agreed milestones included in the contracts with customers. There are different milestones amount in the contracts the Company has won. In general, there are four milestones: 1) project commencement, 2) system manufacturing and delivery, 3) installation, trial-run and customer acceptance, and 4) expiration of the warranty period. The amounts to be billed when each of the specified milestones is reached are specified in the contracts. All contracts have the first milestone, but not all contracts have a prepayment. Each interval of two continuous billings under an integrated contract varies depending on the duration of the contract (under certain contracts, the interval of two continuous billings is longer than one year) and the last billing to be issued for an integrated solution contract is at the end of a warranty period. Prepayments received are recorded as deferred revenue. The deferred revenue will be recognized as revenue under the percentage of completion method along with the progress of a contract. If no prepayment is received by the Company, revenue will be recognized through cost and estimated earnings in excess of billings.

The Company does not require collateral from its customers. Based on the prevailing collection practices in China, it is a reasonable expectation for the enterprises in the automation industry to take over one year to collect the accounts receivable in full.

The Company does not charge interest for late payments by its customers. The Company periodically reviews the status of contracts and decides how much of an allowance for doubtful accounts should be made based on factors surrounding the credit risk of customers and its historical experience. The Company sets up a doubtful account for an individual customer based on the customer’s credit worthiness.

Property, plant and equipment, net

Property, plant and equipment are recorded at cost and are stated net of accumulated depreciation. Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	30 years
Machinery	5 - 10 years
Software	5 years
Vehicles	5 years
Electronic and other equipment	5 years

Construction in progress represents uncompleted construction work of certain facilities which, upon completion, management intends to hold for production purposes. In addition to costs under construction contracts, external costs directly related to the construction of such facilities, including duty and tariff, equipment installation and shipping costs, and borrowing costs are capitalized. Depreciation commences when the asset is placed in service.

Maintenance and repairs are charged directly to expense as incurred, whereas betterment and renewals are capitalized in their respective accounts. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized for the reporting period.

Prepaid land leases, net

Prepaid land lease payments, for the land use right of three parcels of land in the PRC, are initially stated at cost and are subsequently amortized on a straight-line basis over the lease terms of 49 to 50 years.

Acquired intangible assets, net

Acquired intangible assets are carried at cost less accumulated amortization and any impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets, except for which are estimated to have an indefinite useful life, are amortized using a straight-line method. Intangible assets estimated to have an indefinite useful life are not amortized but tested for impairment annually or more frequently when indicators of impairment exist.

These amortization methods reflect the estimated pattern in which the economic benefits of the respective acquired intangible assets are to be consumed. The estimated useful lives for the acquired intangible assets are as follows:

Category	Estimated useful life

Customer relationship	5 years
Order backlog	2 years

Residual values are considered nil.

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. The Company’s goodwill outstanding at June 30, 2012 was related to the acquisition of Concord Corporation Pte. Ltd. (“CCPL”) and its subsidiaries Concord Electrical Pte. Ltd. (“CEPL”), Concord Electrical Sdn. Bhd. (“CESB”) and Concord Corporation Pte. Ltd, Dubai Branch (“CCPL Dubai”) (collectively, “Concord”) (see notes 3). In accordance with ASC 350, Intangibles, Goodwill and Other, goodwill is not amortized, but rather is tested for impairment at least annually or more frequently if there are indicators of impairment present.

The goodwill testing utilizes a two-step impairment analysis, whereby the Company compares the carrying value of each identified reporting unit to its fair value. If the carrying value of the reporting unit is greater than its fair value, the second step is performed, where the implied fair value of goodwill is compared to its carrying value. The Company recognizes an impairment charge for the amount by which the carrying amount of goodwill exceeds its implied fair value.

For each of the years ended June 30, 2010, 2011 and 2012, there was an impairment loss of $286,610, nil, and nil respectively, included in general and administrative expenses. The impairment charge was related to the acquisition of Beijing WoDeWeiYe Technology Limited (see note 3).

Impairment of long-lived assets other than goodwill

The Company evaluates its long-lived assets or asset group including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows or quoted market prices.

The impairment loss on long-lived assets for each of the years ended June 30, 2010, 2011 and 2012 were $715,246, $23,711 and nil respectively, included in the general and administrative expenses, which represented impairment loss on property, plant and equipment.

Shipping and handling costs

All shipping and handling fees charged to customers are included in net revenue, and shipping and handling costs for goods shipped by the Company to customers are included in cost of integrated contracts and/or costs of products sold.

Income taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Company adopted ASC 740, Income Taxes, which clarifies the accounting and disclosure for uncertainty in income taxes. Interests and penalties arising from underpayment of income taxes shall be computed in accordance with the related tax laws. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interests and penalties recognized in accordance with ASC 740 are classified in the financial statements as a component of income tax expense. In accordance with the provisions of ASC 740, the Company recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company’s estimated liability for unrecognized tax positions which is included in the accrued liabilities is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Research and development

Research and development costs consist primarily of staff costs, which include salaries, bonuses and benefits for research and development personnel. Research and development costs also include travel expenses of research and development personnel as well as depreciation of hardware equipment and software tools and other materials used in research and development activities. Research and development costs are expensed as incurred. Software development costs are also expensed as incurred as the costs qualifying for capitalization have been insignificant.

VAT refunds and government subsidies

Pursuant to the laws and regulations of the PRC, the Company remits 17% of its sales as VAT, and then is entitled to a refund of the 14% VAT levied on all sales containing internally developed software products. VAT refunds are recognized in the statements of comprehensive income when the necessary approval from the tax authority has been received. Certain subsidiaries of the Company located in the PRC receive government subsidies from local PRC government agencies. Government subsidies are recognized in the statement of comprehensive income when the attached conditions have been met. VAT refunds and government subsidies are included as a credit to operating expenses in the statements of comprehensive income.

Appropriations to statutory reserve

Under the corporate law and relevant regulations in the PRC, all of the subsidiaries of the Company located in the PRC are required to appropriate a portion of its retained earnings to statutory reserve. All subsidiaries located in the PRC are required to appropriate 10% of its annual after-tax income each year to the statutory reserve until the statutory reserve balance reaches 50% of the registered capital. In general, the statutory reserve shall not be used for dividend distribution purposes.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management evaluates estimates, including those related to the expected total costs of integrated contracts, expected gross margins of integrated solution contracts, allowance for doubtful accounts, fair values of share options, the purchase price allocation with respect to business combinations, warranties, valuation allowance of deferred tax assets and impairment of goodwill and other long-lived assets. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ materially from those estimates.

Segment reporting

In accordance with ASC 280 Segment reporting, segment reporting is determined based on how the Company’s chief operating decision maker reviews operating results to make decisions about allocating resources and assessing performance of the Company. According to management’s approach, the Company operates in two principal business segments from 2012, namely industrial automation and rail transportation. The Company does not allocate any assets to the two segments as management does not use the information to measure the performance of the reportable segments.

Comprehensive income

Comprehensive income is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. In accordance with ASC 220, Comprehensive Income, the Company presents components of net income and other comprehensive income in one continuous statement.

Investments in equity and cost investees

The Company accounts for its equity investments under either the cost method or the equity method in accordance with its equity interest holding percentage. Under the cost method, investments are initially carried at cost. The Company recognizes an impairment charge, equal to the difference between the cost basis and the fair value of the investment, when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. A variety of factors are considered when determining if a decline in fair value below carrying value is other than temporary, including, among others, the financial condition and prospects of the investee.

The investments in entities over which the Company has the ability to exercise significant influence are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s Board of Directors and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, original investments are recorded at cost and adjusted by the Company's share of undistributed earnings or losses of these entities, by the amortization of any basis difference between the amount of the Company's investment and its share of the net assets of the investee, and by dividend distributions or subsequent investments. Unrealized inter-company profits and losses with equity investees are eliminated. An impairment charge, being the difference between the carrying amount and the fair value of the equity investee, is recognized in the consolidated statements of comprehensive income when the decline in value is considered other than temporary.

The impairment loss on investment in cost investees for the years ended June 30, 2010, 2011 and 2012 were nil, $165,948, and nil, respectively. The impairment loss on investments in equity investees for the years ended June 30, 2010, 2011 and 2012 were $152,732, nil, and nil respectively.

Capitalization of interest

Interest incurred on borrowings for the Company’s construction of facilities and assembly line projects during the active construction period are capitalized. The capitalization of interest ceases once a project is substantially complete. The amount to be capitalized is determined by applying the weighted-average interest rate of the Company’s outstanding borrowings to the average amount of accumulated capital expenditures for assets under construction during the year and is added to the cost of the underlying assets and amortized over their respective useful lives.

Income per share

Income per share is computed in accordance with ASC 260, Earnings Per Share. Basic income per ordinary share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Share-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation-Stock Compensation. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award. The compensation cost for each vesting tranche in an award subject to performance vesting is recognized ratably from the service inception date to the vesting date for each tranche. To the extent the required service and performance conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates.

Fair value measurements

The Company has adopted ASC 820 (“ASC 820”), Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 -	Quoted prices in active markets for identical assets or liabilities.
Level 2 -	Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The carrying amount of cash and cash equivalents, time deposits with original maturities over three months, restricted cash, accounts receivable, other receivables, amount due to or from related parties, and accounts payable are reasonable estimates of their fair value because of the short maturity of these items. The carrying amount of the Company’s long term bank loan approximates its fair value as the long term bank loan is subject to a floating interest rate.

Reclassifications

The consolidated financial statements for prior years reflect certain reclassifications, which have no effect on previously reported results, to conform to the current year presentation. The item reclassified includes prepaid land leases amounting to $6,171,879 which were previously included in property, plant and equipment in the consolidated balance sheet as at June 30, 2011, and is presented as a separate line in the consolidated balance sheet as at June 30, 2012.

Concentration of risks

Concentration of credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, time deposits with original maturities over three months, accounts receivable and other receivables. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. As of June 30, 2012, substantially all of the Company’s cash and cash equivalents and time deposits with original maturities exceeding three months were managed by financial institutions located in the PRC and Singapore, which management believes are of high credit quality. Accounts receivable are typically unsecured and the risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances.

The Company has no customer that individually comprised 10% or more of the outstanding balance as of June 30, 2011 and 2012.

Concentration of business and economic risk

A majority of the Company’s net revenue and net income are derived in the PRC. The Company’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Concentration of currency convertibility risk

A majority of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Concentration of foreign currency exchange rate risk

The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents and time deposits with original maturities over three months denominated in foreign currencies. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to USD, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. The depreciation of the US dollars against RMB was approximately 0.61%, 4.64% and 2.22% for the years ended June 30, 2010, 2011 and 2012 respectively. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of its shares in US dollars. An appreciation of RMB against the US dollar would result in foreign currency translation losses when translating the net assets of the Company from RMB into US dollar.

Recent accounting pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-04, Fair Value Measurement (“Topic 820”), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”) which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. Early adoption is not permitted. The Company does not expect the adoption of ASU 2011-04 will have a material impact on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in shareholders’ equity and requires an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). ASU 2011-12 defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. ASU 2011-12 requires entities to continue to present amounts reclassified out of accumulated other comprehensive income on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective date of ASU 2011-12 is consistent with ASU 2011-05, which is effective for fiscal years and interim periods beginning after December 15, 2011 for public entities. Retrospective application is required and early adoption is permitted. The Company has opted to early adopt ASU 2011-05. The provision of ASU 2011-12 did not have a material impact on the presentation of the Company’s financial statements.